Appendix III - Changes in Other Intangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in Other Intangible Assets
Intangible assets at beginning of the year	€ 1,385,537	€ 1,269,342
Business combinations	2,239	54,421
Additions	20,033	4,339
Transfers	(750)	(516)
Disposals	(641)	(793)
Translation differences	27,116	58,744
Intangible assets at end of the year	1,433,534	1,385,537
Currently marketed products
Changes in Other Intangible Assets
Intangible assets at beginning of the year	793,032	793,308
Additions	(38,040)	(36,154)
Translation differences	15,723	35,878
Intangible assets at end of the year	770,715	793,032
Gross carrying amount
Changes in Other Intangible Assets
Intangible assets at beginning of the year	2,054,740	1,841,207
Additions	101,923	75,739
Business combinations	2,239	60,293
Transfers	291	(762)
Disposals	(701)	(1,909)
Translation differences	36,634	80,172
Intangible assets at end of the year	2,195,126	2,054,740
Gross carrying amount | Development costs
Changes in Other Intangible Assets
Intangible assets at beginning of the year	377,312	311,694
Additions	53,847	55,439
Disposals	(591)	(36)
Translation differences	4,771	10,215
Intangible assets at end of the year	435,339	377,312
Gross carrying amount | Concessions, patents, licenses brands & similar
Changes in Other Intangible Assets
Intangible assets at beginning of the year	196,410	182,885
Additions	26,222
Business combinations	2,587	6,225
Transfers	293
Disposals		(757)
Translation differences	4,485	8,057
Intangible assets at end of the year	229,997	196,410
Gross carrying amount | Computer software
Changes in Other Intangible Assets
Intangible assets at beginning of the year	234,423	174,945
Additions	21,846	20,252
Business combinations	17	34,319
Transfers	(518)	(762)
Disposals	(105)	(1,116)
Translation differences	2,934	6,785
Intangible assets at end of the year	258,597	234,423
Gross carrying amount | Currently marketed products
Changes in Other Intangible Assets
Intangible assets at beginning of the year	1,071,827	1,024,376
Translation differences	21,007	47,451
Intangible assets at end of the year	1,092,834	1,071,827
Gross carrying amount | Other Intangible assets
Changes in Other Intangible Assets
Intangible assets at beginning of the year	174,768	147,307
Additions	8	48
Business combinations		19,749
Business combinations	(365)
Transfers	516
Disposals	(5)
Translation differences	3,437	7,664
Intangible assets at end of the year	178,359	174,768
Accumulated depreciation and amortisation
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(602,868)	(508,485)
Business combinations		(5,872)
Additions	(81,890)	(71,400)
Transfers	(1,041)	246
Disposals	60	1,116
Translation differences	(8,209)	(18,473)
Intangible assets at end of the year	(693,948)	(602,868)
Accumulated depreciation and amortisation | Development costs
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(90,107)	(79,349)
Additions	(13,357)	(10,660)
Translation differences	(67)	(98)
Intangible assets at end of the year	(103,531)	(90,107)
Accumulated depreciation and amortisation | Concessions, patents, licenses brands & similar
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(36,760)	(29,783)
Additions	(6,386)	(6,132)
Translation differences	(510)	(845)
Intangible assets at end of the year	(43,656)	(36,760)
Accumulated depreciation and amortisation | Computer software
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(126,653)	(106,319)
Business combinations		(5,872)
Additions	(15,963)	(12,918)
Transfers	(278)
Disposals	60	1,116
Translation differences	(972)	(2,660)
Intangible assets at end of the year	(143,806)	(126,653)
Accumulated depreciation and amortisation | Currently marketed products
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(278,795)	(231,068)
Additions	(38,040)	(36,154)
Translation differences	(5,284)	(11,573)
Intangible assets at end of the year	(322,119)	(278,795)
Accumulated depreciation and amortisation | Other Intangible assets
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(70,553)	(61,966)
Additions	(8,144)	(5,536)
Transfers	(763)	246
Translation differences	(1,376)	(3,297)
Intangible assets at end of the year	(80,836)	(70,553)
Accumulated impairment | Other Intangible assets
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(66,335)	(63,380)
Translation differences	(1,309)	(2,955)
Intangible assets at end of the year	€ (67,644)	€ (66,335)